JPMORGAN TRUST I

J.P. Morgan Funds

JPMorgan Commodities Strategy Fund

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

JPMorgan Systematic Alpha Fund

Prospectus dated March 1, 2017, as supplemented

JPMorgan Diversified Real Return Fund

Prospectus dated December 29, 2016, as supplemented

J.P. Morgan International Equity Funds

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Income Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Discovery Fund

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Opportunities Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

JPMorgan Latin America Fund

Prospectuses dated March 1, 2017, as supplemented

J.P. Morgan Specialty Funds

JPMorgan Research Market Neutral Fund

Prospectus dated March 1, 2017, as supplemented

Security Capital U.S. Core Real Estate Securities Fund

Prospectus dated May 1, 2017, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

Prospectus dated March 1, 2017, as supplemented

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Prospectus dated July 1, 2016

J.P. Morgan Income Funds

JPMorgan Emerging Markets Strategic Debt Fund

Prospectus dated March 1, 2017, as supplemented

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Prospectuses dated July 1, 2016

JPMorgan Floating Rate Income Fund

Prospectus dated December 29, 2016, as supplemented

JPMorgan Global Bond Opportunities Fund

Prospectus dated May 18, 2017, as supplemented

J.P. Morgan Tax Free Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectus dated July 1, 2016

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Income Fund

Prospectus dated July 1, 2016

JPMorgan SmartAllocation Equity Fund

Prospectus dated November 1, 2016, as supplemented

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectus dated November 1, 2016, as supplemented

SUP-CLASSAI-617

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement Income Fund

JPMorgan SmartRetirement 2015 Fund

JPMorgan SmartRetirement 2020 Fund

JPMorgan SmartRetirement 2025 Fund

JPMorgan SmartRetirement 2030 Fund

JPMorgan SmartRetirement 2035 Fund

JPMorgan SmartRetirement 2040 Fund

JPMorgan SmartRetirement 2045 Fund

JPMorgan SmartRetirement 2050 Fund

JPMorgan SmartRetirement 2055 Fund

JPMorgan SmartRetirement 2060 Fund

Prospectus dated November 1, 2016, as supplemented

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement Blend Income Fund

JPMorgan SmartRetirement Blend 2015 Fund

JPMorgan SmartRetirement Blend 2020 Fund

JPMorgan SmartRetirement Blend 2025 Fund

JPMorgan SmartRetirement Blend 2030 Fund

JPMorgan SmartRetirement Blend 2035 Fund

JPMorgan SmartRetirement Blend 2040 Fund

JPMorgan SmartRetirement Blend 2045 Fund

JPMorgan SmartRetirement Blend 2050 Fund

JPMorgan SmartRetirement Blend 2055 Fund

JPMorgan SmartRetirement Blend 2060 Fund

Prospectus dated November 1, 2016, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Opportunistic Equity Long/Short Fund

Prospectus dated March 1, 2017, as supplemented

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Growth Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2016, as supplemented

JPMORGAN TRUST II

J.P. Morgan International Funds

JPMorgan International Research Enhanced Equity Fund

Prospectus dated March 1, 2017, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

JPMorgan Ohio Municipal Bond Fund

Prospectuses dated July 1, 2016

JPMorgan Municipal Income Fund

Prospectus dated February 28, 2017, as supplemented

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

Prospectus dated July 1, 2016

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

Prospectus dated November 1, 2016, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectus dated November 1, 2016, as supplemented

JPMORGAN TRUST III

J.P. Morgan Alternative Funds

JPMorgan Multi-Manager Alternatives Fund

Prospectus dated March 1, 2017, as supplemented

JPMORGAN TRUST IV

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

Prospectus dated May 31, 2016, as

supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectus dated November 1, 2016, as supplemented

J.P. MORGAN MUTUAL FUND

INVESTMENT TRUST

J.P. Morgan U.S Equity Funds

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2016, as supplemented

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Undiscovered Managers Behavioral Value Fund

Prospectus dated December 29, 2016, as supplemented

JPMorgan Realty Income Fund

Prospectus dated February 28, 2017, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017

to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

In addition, on the Effective Date, the following is hereby added at the end of the introduction to the section “Sales Charges and Financial Intermediary Compensation” in the “Investing with J.P. Morgan Funds” section:

You may also contact your Financial Intermediary about any commissions charged by them on your purchase of Class I Shares.

Class I Eligibility

On the Effective Date, the Eligibility for Class I Shares in the table under “Choosing a Share Class” in the “Investing with J.P. Morgan Funds” section is hereby revised to add the following:

•	Purchases through a brokerage program of a Financial Intermediary that has entered into a written agreement with the Distributor to offer such shares (“Eligible Brokerage Program”).

On the Effective Date, the Minimum Investment for Class I Shares in the table under “Choosing a Share Class” in the “Investing with J.P. Morgan Funds” section is hereby revised to add the following:

$1,000 for each Fund or $50, if establishing a monthly $50 Systematic Investment Plan for investments through an Eligible Brokerage Program.

On the Effective Date, the Minimum Subsequent Investments for Class I Shares in the table under “Choosing a Share Class” in the “Investing with J.P. Morgan Funds” section is hereby deleted in its entirety and replaced with the following:

No minimum except $50 for investments by employees of JPMorgan Chase and its affiliates, officers or trustees of the J.P. Morgan Funds and investments through an Eligible Brokerage Program.

On the Effective Date, the Systematic Purchase Plan for Class I Shares in the table under “Choosing a Share Class” in the “Investing with J.P. Morgan Funds” section is hereby deleted in its entirety and replaced with the following:

No except for investments by employees of JPMorgan Chase and its affiliates, officers or trustees of the J.P. Morgan Funds and investments through an Eligible Brokerage Program.

Class A Sales Charge Waiver

Effective July 3, 2017, number 5 in the “Waiver of the Class A Sales Charge” in the “Sales Charges and Financial Intermediary Compensation” section of each prospectus will be deleted and replaced with the following:

5. Bought by:

•

Employer sponsored retirement, deferred compensation, employee benefit plans (including health savings accounts) and trusts used to fund those plans. Employer sponsored plans include 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. Traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and KEOGHs plans do not qualify under this waiver.

•

Financial Intermediaries, including affiliates of JPMorgan Chase, who have a dealer arrangement with the Distributor, act in a custodial capacity, or who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting, or other fee for their services.

•

Financial Intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Fund shares to investment brokerage programs in which the end shareholder makes investment decisions independent of a financial advisor; these programs may or may not charge a transaction fee.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.